Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep. 30, 2011
PNC GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC GOVERNMENT MONEY MARKET FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S.
government. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities. The Fund may also invest in repurchase agreements.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment
Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed
60 days and the Fund's dollar-weighted average life will not exceed 120 days.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Counter-Party Risk. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")
recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits, higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I
Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class I Shares. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_343/Overview.fs or by
calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.05%.
The Fund's yield also appears in The Wall Street Journal each Thursday.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/ Funds_Performance/Fund_Snapshot/FundID_343/ Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        1.36%   (3/31/01)
Worst Quarter       0.01%   (12/31/10)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.02%.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC GOVERNMENT MONEY MARKET FUND (Second Prospectus Summary) | PNC GOVERNMENT MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	0.05%
PNC GOVERNMENT MONEY MARKET FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other	rr_Component2OtherExpensesOverAssets	0.11%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	456
Annual Return 2001	rr_AnnualReturn2001	3.90%
Annual Return 2002	rr_AnnualReturn2002	1.46%
Annual Return 2003	rr_AnnualReturn2003	0.74%
Annual Return 2004	rr_AnnualReturn2004	0.93%
Annual Return 2005	rr_AnnualReturn2005	2.82%
Annual Return 2006	rr_AnnualReturn2006	4.71%
Annual Return 2007	rr_AnnualReturn2007	4.87%
Annual Return 2008	rr_AnnualReturn2008	2.20%
Annual Return 2009	rr_AnnualReturn2009	0.20%
Annual Return 2010	rr_AnnualReturn2010	0.05%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.18%

[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.